Power generation licenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Power generation licenses [abstract]
Beginning of the year	¥ 3,849,199	¥ 3,679,175
Movement:
Currency translation differences	67,047	170,024
End of the year	¥ 3,916,246	¥ 3,849,199
Period of power generation license	30 years